Receivable - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 13,585	$ 13,884
Retail note and finance lease receivables [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	7,140	7,695
Wholesale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 6,445	$ 6,189